John Hancock Funds III Supplement dated July 14, 2011 to the Prospectus dated July 1, 2011
John Hancock U.S. Core Fund | Class A, B and C Shares
JOHN HANCOCK U.S. CORE FUND	[1]
The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:

[1]	The fund's Board has approved a reorganization with the John Hancock U.S. Equity Fund (formerly, John Hancock U.S. Multi Sector Fund), subject to shareholder approval at a meeting scheduled for October 26, 2011. Until the reorganization is completed, the John Hancock U.S. Core Fund will continue sales and redemptions of its shares as described in its prospectus. However, holders of shares purchased after August 12, 2011, the record date for shareholders entitled to notice of and to vote at the meeting, will not be able to vote those shares at the meeting.

John Hancock Funds III Supplement dated July 14, 2011 to the Prospectus dated July 1, 2011
John Hancock U.S. Core Fund | Class I Shares
JOHN HANCOCK U.S. CORE FUND	[1]
The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:

[1]	The fund's Board has approved a reorganization with the John Hancock U.S. Equity Fund (formerly, John Hancock U.S. Multi Sector Fund), subject to shareholder approval at a meeting scheduled for October 26, 2011. Until the reorganization is completed, the John Hancock U.S. Core Fund will continue sales and redemptions of its shares as described in its prospectus. However, holders of shares purchased after August 12, 2011, the record date for shareholders entitled to notice of and to vote at the meeting, will not be able to vote those shares at the meeting.

John Hancock Funds III Supplement dated July 14, 2011 to the Prospectus dated July 1, 2011
John Hancock U.S. Core Fund | Class R1, R3, R4 and R5 Shares
JOHN HANCOCK U.S. CORE FUND	[1]
The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:

[1]	The fund's Board has approved a reorganization with the John Hancock U.S. Equity Fund (formerly, John Hancock U.S. Multi Sector Fund), subject to shareholder approval at a meeting scheduled for October 26, 2011. Until the reorganization is completed, the John Hancock U.S. Core Fund will continue sales and redemptions of its shares as described in its prospectus. However, holders of shares purchased after August 12, 2011, the record date for shareholders entitled to notice of and to vote at the meeting, will not be able to vote those shares at the meeting.

John Hancock Funds III Supplement dated July 14, 2011 to the Prospectus dated July 1, 2011
John Hancock U.S. Core Fund | Class NAV Shares
JOHN HANCOCK U.S. CORE FUND	[1]
The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:

[1]	The fund's Board has approved a reorganization with the John Hancock U.S. Equity Fund (formerly, John Hancock U.S. Multi Sector Fund), subject to shareholder approval at a meeting scheduled for October 26, 2011. Until the reorganization is completed, the John Hancock U.S. Core Fund will continue sales and redemptions of its shares as described in its prospectus. However, holders of shares purchased after August 12, 2011, the record date for shareholders entitled to notice of and to vote at the meeting, will not be able to vote those shares at the meeting.

John Hancock Funds III Supplement dated July 14, 2011 to the Prospectus dated July 1, 2011
John Hancock U.S. Core Fund | Class 1 Shares
JOHN HANCOCK U.S. CORE FUND	[1]
The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:

[1]	The fund's Board has approved a reorganization with the John Hancock U.S. Equity Fund (formerly, John Hancock U.S. Multi Sector Fund), subject to shareholder approval at a meeting scheduled for October 26, 2011. Until the reorganization is completed, the John Hancock U.S. Core Fund will continue sales and redemptions of its shares as described in its prospectus. However, holders of shares purchased after August 12, 2011, the record date for shareholders entitled to notice of and to vote at the meeting, will not be able to vote those shares at the meeting.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Central Index Key	dei_EntityCentralIndexKey	0001329954
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 14, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	jhf1329954_SupplementTextBlock	John Hancock Funds III Supplement dated July 14, 2011 to the Prospectus dated July 1, 2011
John Hancock U.S. Core Fund | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK U.S. CORE FUND	[1]
Supplement [Text Block]	jhf1329954_SupplementTextBlock	The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:
John Hancock U.S. Core Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK U.S. CORE FUND	[1]
Supplement [Text Block]	jhf1329954_SupplementTextBlock	The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:
John Hancock U.S. Core Fund | Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCGX
John Hancock U.S. Core Fund | Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOTBX
John Hancock U.S. Core Fund | Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOTCX
John Hancock U.S. Core Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK U.S. CORE FUND	[1]
Supplement [Text Block]	jhf1329954_SupplementTextBlock	The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:
John Hancock U.S. Core Fund | Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOTIX
John Hancock U.S. Core Fund | Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK U.S. CORE FUND	[1]
Supplement [Text Block]	jhf1329954_SupplementTextBlock	The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:
John Hancock U.S. Core Fund | Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK U.S. CORE FUND	[1]
Supplement [Text Block]	jhf1329954_SupplementTextBlock	The first paragraph on page 2 of the prospectus of the John Hancock U.S. Core Fund is restated as follows:
John Hancock U.S. Core Fund | Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOTRX
John Hancock U.S. Core Fund | Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCHX
John Hancock U.S. Core Fund | Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCFX
John Hancock U.S. Core Fund | Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCVX

[1]	The fund's Board has approved a reorganization with the John Hancock U.S. Equity Fund (formerly, John Hancock U.S. Multi Sector Fund), subject to shareholder approval at a meeting scheduled for October 26, 2011. Until the reorganization is completed, the John Hancock U.S. Core Fund will continue sales and redemptions of its shares as described in its prospectus. However, holders of shares purchased after August 12, 2011, the record date for shareholders entitled to notice of and to vote at the meeting, will not be able to vote those shares at the meeting.